BUSINESS COMBINATIONS - Acquisition of WAE (Details) $ in Thousands		1 Months Ended	12 Months Ended
	May 23, 2016 USD ($)	Oct. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Aug. 20, 2018 USD ($)	Dec. 31, 2017 USD ($)	Aug. 16, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of detailed information about business combination [line items]
Number of employees	40
Total consideration paid net of cash and cash equivalents acquired			$ 4,137		$ 19,149		$ 16,584
We Are London Limited (WAE UK)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Business Combination, Additional Consideration Paid		$ 436
We Are Experience, Inc. (WAE US)
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 19,851
Down payment	8,500
Contingent consideration	9,448		1,867	$ 5,000		$ 5,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination			(1,038)
Cash payable due to corporate tax savings			575
Working capital adjustment	1,352		1,357
Business combination, transaction costs			$ 515
We Are London Limited | WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	12,131
We Are Experience, Inc. (WAE US) | WAE
Disclosure of detailed information about business combination [line items]
Total consideration paid net of cash and cash equivalents acquired	$ 7,720